Financial liabilities - Other current liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities
VAT liability	kr 306	kr 396	kr 361
Liability related to recourse on receivables from Tisak	54	125	135
Employee withholding tax	101	54	80
Debt to customers	30	13	13
Debt to content suppliers	23	12	13
Customer deposit	6	6	11
Other	1	5	9
Total current liabilities	689	1,405	1,172
Kazakhtelecom
Financial liabilities
Liability to related party		608	399
Net4Mobility HB, Sweden
Financial liabilities
Liability to related party	122	132	115
Svenska UMTS-nat AB, Sweden
Financial liabilities
Liability to related party	kr 46	kr 54	kr 36